Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 1,017,497	$ 1,080,353	$ 1,039,516
Other comprehensive (loss) income:
Net change in fair value of derivatives (Note 11), net of tax of $2,080, $(2,131) and $(856), respectively	(14,559)	14,918	5,990
Actuarial (loss) gain on pension obligations, net of tax of $215, $(257) and $200, respectively	(1,539)	1,125	(1,452)
Total other comprehensive (loss) income	(16,098)	16,043	4,538
Comprehensive income	1,001,399	1,096,396	1,044,054
Comprehensive (income) loss attributable to non-controlling interest	(1,865)	(4,202)	7,114
Total comprehensive income attributable to AerCap Holdings N.V.	$ 999,534	$ 1,092,194	$ 1,051,168